FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedue of Assets and Liabilities Carried At Fair Value on Recurring Basis

The following tables summarize the Company’s financial assets and liabilities that are carried at fair value on a recurring basis, by fair value hierarchy, on the consolidated balance sheet:

	December 31,
	2020	2021
	(U.S. $ in thousands)
	Level 2	Level 2
Assets:
Marketable securities	$42,291	$41,691
Foreign currency exchange derivative instruments	295	322
Liabilities:
Foreign currency exchange derivative instruments	8	37
	$42,578	$41,976